Equity Method Investment - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 26, 2014	Jul. 10, 2014	Aug. 13, 2013	Jul. 31, 2014	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary, Sale of Stock [Line Items]
Company's ownership interest before transaction		53.00%
Company's ownership interest after transaction		41.00%
Gain on deconsolidation of subsidiary		$ 264,300		$ 264,300		$ 0	$ 264,325	$ 0
Gain related to a retained interest in FOX		188,000
Gain from shares sold from secondary offering		$ 76,200
Investment owned, balance, shares		15,108,718
Equity Method Investments						249,747	245,214
Gain on equity method investment						4,533	11,029	0
FOX
Subsidiary, Sale of Stock [Line Items]
Company's ownership interest after transaction		41.00%
Gain on deconsolidation of subsidiary						$ 0	234,185
Non-controlling interest percent		41.00%				41.00%
Equity Method Investments						$ 249,747	245,214	$ 0
Gain on equity method investment						$ 4,533	$ 11,029
FOX
Subsidiary, Sale of Stock [Line Items]
Subsidiary stock issued during period shares new issues			2,857,143
Number of shares to be sold by shareholders			7,000,000
Sale of stock (dollars per share)			$ 15.00
Number of common shares sold by parent in subsidiary IPO			5,800,238
Proceeds to Parent from shares of common stock sold in subsidiary IPO			$ 80,900
Primary Basis | FOX
Subsidiary, Sale of Stock [Line Items]
Company's ownership interest before transaction			75.80%
Company's ownership interest after transaction			53.90%
Fully Diluted Basis | FOX
Subsidiary, Sale of Stock [Line Items]
Company's ownership interest before transaction			70.60%
Company's ownership interest after transaction			49.80%
Secondary Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock (dollars per share)		$ 15.50
Consideration received from sale of stock		$ 84,400
Subsidiaries | Secondary Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		5,750,000
Subsidiaries | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		750,000
Parent Company
Subsidiary, Sale of Stock [Line Items]
Consideration received from sale of stock		$ 65,500			$ 65,500
Parent Company | Secondary Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		4,466,569
Consideration received from sale of stock		$ 65,500
Parent Company | Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares to be sold by shareholders		633,955
Corporate Joint Venture | Arnold Magnetics
Subsidiary, Sale of Stock [Line Items]
Non-controlling interest percent						50.00%
Clean Earth Holdings | Minimum | Permits And Airspace
Subsidiary, Sale of Stock [Line Items]
Intangible assets, estimated useful life	10 years
Clean Earth Holdings | Maximum | Permits And Airspace
Subsidiary, Sale of Stock [Line Items]
Intangible assets, estimated useful life	20 years